Related Party Transactions - Schedule of Intercompany Receivable and Payable (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intercompany Receivable and Payable [Line Items]
Receivable	$ 537,520	$ 461,134	$ 706,870
Payable	537,520	461,134	706,870
Boni Logistica [Member]
Schedule of Intercompany Receivable and Payable [Line Items]
Receivable	22,053	18,397	23,531
Payable
BR Brands [Member]
Schedule of Intercompany Receivable and Payable [Line Items]
Receivable	515,467	442,737	683,339
Payable	22,053	18,397	23,531
BRB Foods [Member]
Schedule of Intercompany Receivable and Payable [Line Items]
Receivable
Payable	$ 515,467	$ 442,737	$ 683,339